Financial Instruments - Remaining Contractual Maturity for Non-derivative Financial Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	$ 78,032	$ 80,027
Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	37,930	39,904
1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	15	300
3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	4,278	2,566
1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	31,109	28,457
More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Non-derivative financial liabilities	4,700	8,800
Non-interest bearing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	45,347	47,205
Non-interest bearing [Member] | Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	37,930	39,904
Non-interest bearing [Member] | 1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Non-interest bearing [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	2,108	2,144
Non-interest bearing [Member] | 1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	5,309	5,157
Non-interest bearing [Member] | More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Floating interest rate instruments [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	2,185	2,322
Floating interest rate instruments [Member] | Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Floating interest rate instruments [Member] | 1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	15	300
Floating interest rate instruments [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	2,170	422
Floating interest rate instruments [Member] | 1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	1,600
Floating interest rate instruments [Member] | More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 0	$ 0
Floating interest rate instruments [Member] | Weighted average [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest rates of bank loans	1.99%	1.79%
Fixed interest rate instruments [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 30,500	$ 30,500
Fixed interest rate instruments [Member] | Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Fixed interest rate instruments [Member] | 1-3 Months [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Fixed interest rate instruments [Member] | 3 Months to 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	0	0
Fixed interest rate instruments [Member] | 1-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	25,800	21,700
Fixed interest rate instruments [Member] | More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Loans	$ 4,700	$ 8,800
Fixed interest rate instruments [Member] | Weighted average [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest rates of bank loans	0.53%	0.53%
Fair value interest rate risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial assets	$ 43,156	$ 41,593
Financial liabilities	41,458	41,150
Cash flow interest rate risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial assets	9,136	9,631
Financial liabilities	$ 2,185	$ 2,322